Related parties - Summary of remuneration package (Details)	6 Months Ended
Jun. 30, 2019 EquityInstruments
Onno van de Stolpe
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Warrants offered	100,000
Raj Parekh
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Warrants offered	15,000
Peter Guenter
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Warrants offered	7,500
Howard Rowe
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Warrants offered	7,500
Katrine Bosley
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Warrants offered	7,500
Mary Kerr
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Warrants offered	7,500
Piet Wigerinck
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Warrants offered	50,000
Bart Filius
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Warrants offered	65,000
Andre Hoekema
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Warrants offered	50,000
Walid Abi-Saab
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Warrants offered	50,000